Note 10 - Related Party Transactions - HighPeak II Results of Operations (Details) - USD ($) $ in Thousands	4 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 21, 2020	Sep. 30, 2019	Dec. 31, 2019
Total operating revenues	$ 16,400		$ 8,223		$ 8,115
Oil and natural gas production	2,653		4,870		3,372
Production and ad valorem taxes	886		566		449
Exploration and abandonment	5,032		4		2,850
Depletion, depreciation and amortization	9,877		6,385		4,269
Accretion of discount on asset retirement obligations	51		89		72
Total operating costs and expenses	37,050		16,754		19,694
Loss from operations	(20,650)		(8,531)		(11,579)
Net loss	(16,429)		(85,034)		(11,579)
Crude Oil Sales [Member]
Total operating revenues	15,988		8,069		7,849
Natural Gas and NGL Sales [Member]
Total operating revenues	$ 412		$ 154		$ 266
HighPeak II [Member]
Total operating revenues		$ 3,858		$ 942
Oil and natural gas production		1,578		1,190
Production and ad valorem taxes		188		59
Exploration and abandonment		33		756
Depletion, depreciation and amortization		1,612		650
Accretion of discount on asset retirement obligations		34		86
General and administrative				2,891
Total operating costs and expenses		9,604		6,754
Loss from operations		(5,746)		(5,812)
Interest income				107
Net loss		(5,746)		(5,705)
HighPeak II [Member] | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member]
Abandoned project				1,122
HighPeak II [Member] | Crude Oil Sales [Member]
Total operating revenues		3,695		719
HighPeak II [Member] | Natural Gas and NGL Sales [Member]
Total operating revenues		$ 163		$ 223